Reconciliation of profit for the year to cash flow from operations before contract acquisition costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Profit for the Year to Cash Flow From Operations Before Contract Acquisition Costs

For the year ended 31 December 2018	Note	2018 $m	2017 Restated $m	2016 Restated $m
Profit for the year		352	541	459
Adjustments for:
Net financial expenses		81	72	80
Income tax charge	8	133	115	173
Depreciation and amortisation		80	78	75
System Fund depreciation and amortisation		45	36	31
Impairment	6	0	18	16
Other exceptional items (including System Fund)	6	151	(13)	13
Equity-settled share-based cost	26	38	27	23
Dividends from associates and joint ventures	14	5	4	5
Increase in trade and other receivables		(44)	(71)	(27)
Increase in contract costs		(3)	(5)	(4)
Increase in deferred revenue		141	43	109
Increase in other trade and other payables		7	35	39
Utilisation of provisions (2016: net of insurance recovery)	19	(6)	—	(4)
Retirement benefit contributions, net of costs		(12)	(1)	(32)
Cash flows relating to exceptional items		(137)	(44)	(19)
Contract assets deduction in revenue		19	17	13
Other items		4	(3)	—

Total adjustments		502	308	491

Cash flow from operations before contract acquisition costs		854	849	950